Schedule of Investments (unaudited) October 31, 2023	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Alabama — 0.3%

Corporate — 0.3%
Lower Alabama Gas District, RB, Series A, 5.00%, 09/01/46	$1,185	$1,113,463

Guam — 0.2%

Utilities — 0.2%
Guam Power Authority, Refunding RB, Series A, 5.00%, 10/01/41	580	548,258

New York — 160.2%

Corporate — 5.1%
New York Liberty Development Corp., RB, 5.50%, 10/01/37	830	869,079
New York Liberty Development Corp., Refunding RB, 5.25%, 10/01/35	5,500	5,758,735
New York State Energy Research & Development Authority, Refunding RB, Series C, 4.00%, 04/01/34.	740	678,177
New York State Environmental Facilities Corp., RB, AMT, 2.75%, 09/01/50(a)	1,370	1,311,591
New York Transportation Development Corp., RB 5.63%, 04/01/40(b)	2,215	2,191,790
AMT, 5.00%, 10/01/35	2,165	2,066,066
AMT, 5.00%, 10/01/40	2,400	2,177,905
New York Transportation Development Corp., Refunding ARB, AMT, 3.00%, 08/01/31	1,465	1,230,843

		16,284,186

County/City/Special District/School District — 31.3%
Battery Park City New York Authority, RB
Sustainability Bonds, 5.00%, 11/01/41	665	689,939
Sustainability Bonds, 5.00%, 11/01/42	1,290	1,332,785
Sustainability Bonds, 5.00%, 11/01/43	1,565	1,613,790
Sustainability Bonds, 5.00%, 11/01/48	1,495	1,521,177
City of New York, GO Series A-1, 4.00%, 09/01/46	1,975	1,678,368
Series A-1, 5.00%, 08/01/47	2,410	2,398,742
Series B, 5.25%, 10/01/47	4,605	4,715,742
Series F-1, 5.00%, 04/01/45	4,950	4,954,499
Series F-1, 4.00%, 03/01/47	2,270	1,930,819
Series I, 5.00%, 03/01/36	2,500	2,506,993
Sub-Series D-1, 5.50%, 05/01/46	1,140	1,191,306
Sub-Series E-1, 4.00%, 04/01/45	2,155	1,863,736
County of Nassau New York, GO Series A, 5.00%, 01/15/31	1,400	1,459,647
Series C, 5.00%, 10/01/31	1,980	2,077,697
County of Nassau New York, Refunding GO, Series B, (AGM), 5.00%, 04/01/40	1,795	1,825,289
Hudson Yards Infrastructure Corp., Refunding RB, Series A, 5.00%, 02/15/42	3,760	3,736,552
Ithaca City School District, Refunding GO, (BAM SAW), 2.00%, 06/15/33	365	282,225
Mahopac Central School District, Refunding GO, (SAW), 2.00%, 06/01/32	555	449,353
New York City Industrial Development Agency, RB, (AGC), 0.00%, 03/01/39(c)	1,380	604,745
New York City Industrial Development Agency, Refunding RB, (AGM), 4.00%, 03/01/45	3,600	3,023,934

Security	Par (000)	Value

County/City/Special District/School District (continued)
New York City Transitional Finance Authority Building Aid Revenue, RB, Series S-1, Subordinate, (SAW), 5.00%, 07/15/43	$1,660	$1,667,758
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Series A-1, 5.00%, 11/01/38	950	950,296
Series B-1, 5.00%, 08/01/45	6,575	6,535,611
Sub-Series A-3, 4.00%, 08/01/43	2,790	2,430,134
Sub-Series B-1, 5.00%, 11/01/35	2,100	2,110,929
Sub-Series B-1, 5.00%, 11/01/36	1,690	1,695,069
Sub-Series E-1, 5.00%, 02/01/39	2,730	2,737,824
Subordinate, 4.00%, 02/01/39	1,350	1,250,775
Series A, Subordinate, 4.00%, 05/01/53	1,365	1,154,173
Series A-2, Subordinate, 5.00%, 08/01/39	3,440	3,491,642
Series C, Subordinate, 4.00%, 05/01/45	1,825	1,584,262
Series F-1, Subordinate, 5.00%, 02/01/44	355	359,285
New York City Transitional Finance Authority, RB, Subordinate, 5.25%, 05/01/50	2,745	2,813,124
New York Convention Center Development Corp., RB, CAB(c)
Series B, Sub Lien, 0.00%, 11/15/42	2,185	718,067
Series B, Sub Lien, 0.00%, 11/15/47	5,600	1,314,063
Series B, Sub Lien, 0.00%, 11/15/48	2,665	622,932
Series B, Sub Lien, (AGM-CR), 0.00%, 11/15/55	2,485	376,714
Series B, Sub Lien, (AGM-CR), 0.00%, 11/15/56	3,315	473,751
New York Convention Center Development Corp., Refunding RB 5.00%, 11/15/40	6,150	6,154,901
5.00%, 11/15/45	12,215	12,231,752
New York Liberty Development Corp., Refunding RB Class 1, 5.00%, 11/15/44(d)	5,075	4,528,723
Series A, 3.00%, 11/15/51	1,460	946,470
South Glens Falls Central School District, Refunding GO
Series A, (SAW), 2.00%, 07/15/34	1,160	893,025
Series A, (SAW), 2.00%, 07/15/35	685	508,302
Triborough Bridge & Tunnel Authority Sales Tax Revenue, RB
Class A, 4.00%, 05/15/57	1,300	1,047,703
Series A, 4.13%, 05/15/53	1,705	1,440,540
Yonkers Industrial Development Agency, Refunding RB, (SAW), 4.00%, 05/01/41	1,000	871,624

		100,766,787

Education — 15.3%
Albany Capital Resource Corp., Refunding RB 4.00%, 07/01/41	740	440,820
4.00%, 07/01/51	765	382,699
Build NYC Resource Corp., Refunding RB, Series A, 5.00%, 06/01/43	450	450,355
Dobbs Ferry Local Development Corp., RB, 5.00%, 07/01/39	750	750,931
Dutchess County Local Development Corp., RB 5.00%, 07/01/43	1,140	1,142,526
5.00%, 07/01/48	285	280,735
5.00%, 07/01/52	1,365	1,331,814
Dutchess County Local Development Corp., Refunding RB 5.00%, 07/01/42	985	995,919
4.00%, 07/01/46	1,535	1,298,021

1

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Education (continued)

Madison County Capital Resource Corp., RB
Series B, 5.00%, 07/01/40	$685	$690,744
Series B, 5.00%, 07/01/43	2,480	2,494,365
Monroe County Industrial Development Corp., Refunding RB Series A, 4.00%, 07/01/39	350	314,872
Series A, 4.00%, 07/01/50	11,950	9,996,458
New York State Dormitory Authority, RB 1st Series, (AMBAC), 5.50%, 07/01/40	3,500	3,797,794
Series A, 5.00%, 07/01/46	410	372,270
Sustainability Bonds, 5.00%, 07/01/48	500	495,640
New York State Dormitory Authority, Refunding RB 5.00%, 07/01/44	1,900	1,899,998
Series A, 5.00%, 07/01/35	1,030	990,258
Series A, 4.00%, 07/01/37	510	445,381
Series A, 5.00%, 07/01/43	1,520	1,481,118
Series A, 5.00%, 07/01/48	5,600	5,603,586
Onondaga County Trust for Cultural Resources, Refunding RB 5.00%, 12/01/38	1,490	1,537,523
5.00%, 12/01/39	2,650	2,727,774
4.00%, 12/01/47	1,350	1,154,111
Orange County Funding Corp., Refunding RB Series A, 5.00%, 07/01/37	715	701,280
Series A, 5.00%, 07/01/42	445	420,476
Troy Capital Resource Corp., Refunding RB 5.00%, 09/01/35	450	458,641
5.00%, 09/01/36	2,360	2,382,978
4.00%, 09/01/40	1,320	1,111,630
Trust for Cultural Resources of The City of New York, Refunding RB
Series A, 5.00%, 07/01/37	1,775	1,780,566
Series A, 5.00%, 07/01/41	750	750,791
Yonkers Economic Development Corp., Refunding RB
Series A, 5.00%, 10/15/40	320	273,434
Series A, 5.00%, 10/15/50	540	433,129

		49,388,637

Health — 8.3%
Build NYC Resource Corp., RB
Class A, 5.25%, 07/01/37	1,250	1,069,266
Class A, 5.50%, 07/01/47	765	621,865
Genesee County Funding Corp., Refunding RB, Series A, 5.25%, 12/01/52	1,325	1,255,687
Huntington Local Development Corp., RB, Series A, 5.25%, 07/01/56	240	169,482
Monroe County Industrial Development Corp., RB 4.00%, 12/01/41	500	400,194
Series A, 5.00%, 12/01/37	1,180	1,127,248
Monroe County Industrial Development Corp., Refunding RB 4.00%, 12/01/38	1,150	957,736
4.00%, 12/01/39	475	391,915
4.00%, 12/01/46	4,595	3,588,159
New York State Dormitory Authority, RB
Series A, 4.00%, 07/01/50	895	730,474
Series C, 4.25%, 05/01/39	1,000	916,486
Series D, 4.25%, 05/01/39	685	627,793
New York State Dormitory Authority, Refunding RB 4.00%, 07/01/45	380	241,830
4.00%, 07/01/47	2,660	2,186,020

Security	Par (000)	Value

Health (continued)

New York State Dormitory Authority, Refunding RB (continued) 4.25%, 05/01/52	$3,645	$2,960,356
5.00%, 05/01/52	3,850	3,731,113
Series A, 5.00%, 05/01/32	2,645	2,673,520
Oneida County Local Development Corp., Refunding RB, (AGM), 3.00%, 12/01/44	2,540	1,678,696
Suffolk County Economic Development Corp., RB, Series C, 5.00%, 07/01/32	460	462,088
Westchester County Local Development Corp., Refunding RB(d) 5.00%, 07/01/41	510	402,079
5.00%, 07/01/56	570	402,360

		26,594,367

Housing — 7.0%
New York City Housing Development Corp., RB, M/F Housing Sustainability Bonds, 4.80%, 02/01/53	2,915	2,685,136
Class F-1, Sustainability Bonds, 4.60%, 11/01/42	225	207,741
Series A, Sustainability Bonds, 4.75%, 11/01/48	365	335,221
Series E-1, Sustainability Bonds, (SONYMA), 4.20%, 11/01/42	920	798,680
New York City Housing Development Corp., Refunding RB 4.25%, 11/01/43	3,315	2,910,133
Series F-1-A, Sustainability Bonds, 3.30%, 11/01/46	460	347,198
New York City Housing Development Corp., Refunding RB, M/F Housing Sustainability Bonds, 3.85%, 05/01/58	1,726	1,264,579
Series B-1-A, Sustainability Bonds, 3.75%, 11/01/54	1,345	997,259
New York State Housing Finance Agency, RB, M/F Housing Series D, (SONYMA), 3.80%, 11/01/49	1,700	1,277,909
Series E, (SONYMA), 3.80%, 11/01/49	945	710,213
Series A, AMT, 4.65%, 11/15/38	550	500,817
Series B-1, Sustainability Bonds, (SONYMA), 4.85%, 11/01/48	1,310	1,205,483
Series C-1, Sustainability Bonds, (SONYMA), 4.65%, 11/01/48	515	459,820
New York State Housing Finance Agency, Refunding RB, Series C, (FNMA, SONYMA), 3.85%, 11/01/39	2,005	1,683,368
State of New York Mortgage Agency Homeowner Mortgage Revenue, RB, S/F Housing, 250th Series, (SONYMA), 4.80%, 10/01/48	3,410	3,061,645
State of New York Mortgage Agency Homeowner Mortgage Revenue, Refunding RB Series 218, AMT, 3.60%, 04/01/33	855	800,892
Series 218, AMT, 3.85%, 04/01/38	115	104,326
State of New York Mortgage Agency Homeowner Mortgage Revenue, Refunding RB, S/F Housing Series 190, 3.80%, 10/01/40	1,395	1,252,736
Series 194, AMT, 3.80%, 04/01/28	2,065	2,001,009

		22,604,165

State — 17.7%
New York City Transitional Finance Authority Building Aid Revenue, Refunding RB, Series S-3, Subordinate, (SAW), 4.00%, 07/15/38	4,540	4,147,543

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

State (continued)

New York State Dormitory Authority, RB
Series A, 5.00%, 03/15/38	$3,425	$3,484,889
Series A, 5.00%, 03/15/40	3,700	3,728,879
Series A, 5.00%, 03/15/44	5,225	5,215,704
Series A, 5.00%, 03/15/45	2,700	2,686,769

New York State Dormitory Authority, Refunding RB
Series A, 5.00%, 03/15/46	1,190	1,197,228
Series D, 5.00%, 02/15/48	1,755	1,761,139

New York State Thruway Authority, Refunding RB
Series A, 5.00%, 03/15/46	8,230	8,301,015
Series A, 5.00%, 03/15/48	5,000	5,019,402

New York State Urban Development Corp., RB
Series A, 4.00%, 03/15/45	5,265	4,588,630
Series A, 5.00%, 03/15/46	3,320	3,352,862
Series A, 3.00%, 03/15/50	3,105	2,036,439
Series C, 5.00%, 03/15/32	2,000	2,001,572

New York State Urban Development Corp., Refunding RB, 4.00%, 03/15/46	6,880	5,935,968
Triborough Bridge & Tunnel Authority Sales Tax Revenue, RB, Series A, 5.25%, 05/15/52	3,315	3,382,445

		56,840,484

Tobacco — 2.2%
Chautauqua Tobacco Asset Securitization Corp., Refunding RB 4.75%, 06/01/39	1,875	1,658,279
5.00%, 06/01/48	680	573,036
New York Counties Tobacco Trust VI, Refunding RB Series A-2B, 5.00%, 06/01/45	260	230,562
Series A-2B, 5.00%, 06/01/51	1,015	868,794
Series B, 5.00%, 06/01/41	575	544,325
Niagara Tobacco Asset Securitization Corp., Refunding RB, 5.25%, 05/15/40	1,500	1,404,358
TSASC, Inc., Refunding RB, Series A, 5.00%, 06/01/35	260	263,715
Westchester Tobacco Asset Securitization Corp., Refunding RB, Sub-Series C, 4.00%, 06/01/42	1,720	1,525,868

		7,068,937

Transportation — 51.1%
Buffalo & Fort Erie Public Bridge Authority, RB, 5.00%, 01/01/47	1,865	1,828,495
Hudson Yards Infrastructure Corp., Refunding RB, Series A, (AGM), 4.00%, 02/15/47	2,425	2,079,640
Metropolitan Transportation Authority Refunding RB, Series B, 5.25%, 11/15/55	1,920	1,871,385
Metropolitan Transportation Authority, RB Series A-1, 5.25%, 11/15/23(e)	3,240	3,241,066
Series B, 5.25%, 11/15/38	1,000	1,000,388
Series B, 5.25%, 11/15/44	1,000	1,000,325
Series D-3, 4.00%, 11/15/49	2,720	2,162,818
Series E, 5.00%, 11/15/38	8,750	8,748,997
Metropolitan Transportation Authority, Refunding RB Series A, 5.00%, 11/15/48	3,485	3,477,755
Series A, 5.00%, 11/15/49	1,895	1,879,841
Series A-1, (AGM), 4.00%, 11/15/54	1,760	1,404,342
Series C-1, 4.75%, 11/15/45	3,765	3,462,748
Sub-Series B-1, 5.00%, 11/15/31	4,000	4,001,619
Sub-Series C-1, 5.00%, 11/15/34	3,345	3,385,058

Security	Par (000)	Value

Transportation (continued)
MTA Hudson Rail Yards Trust Obligations, Refunding RB, Series A, 5.00%, 11/15/56	$5,410	$5,068,871
New York City Industrial Development Agency, Refunding RB, Series A, AMT, 5.00%, 07/01/28	705	690,935
New York Liberty Development Corp., Refunding RB Series 1, 2.25%, 02/15/41	1,800	1,181,717
Series 1, 3.00%, 02/15/42	925	676,518
New York State Thruway Authority, RB Series N, 4.00%, 01/01/43	5,300	4,577,761
Series N, 4.00%, 01/01/44	2,250	1,921,001
Series A, Junior Lien, 5.00%, 01/01/36	1,400	1,412,686
New York State Thruway Authority, Refunding RB Series K, 5.00%, 01/01/29	1,750	1,776,027
Series K, 5.00%, 01/01/31	1,000	1,004,337
Series O, 4.00%, 01/01/44	1,640	1,395,126
Series B, Subordinate, 4.00%, 01/01/45	4,950	4,149,732
Series B, Subordinate, 4.00%, 01/01/50	2,645	2,129,202
New York Transportation Development Corp., ARB AMT, 5.00%, 12/01/35	3,405	3,370,891
AMT, 5.00%, 12/01/36	1,720	1,702,467
AMT, 5.00%, 12/01/41	450	428,845
Series A, AMT, 5.00%, 07/01/46	6,745	6,217,241
Series A, AMT, 5.25%, 01/01/50	8,845	8,313,683
New York Transportation Development Corp., RB, AMT, 4.00%, 10/31/46	1,510	1,186,173
New York Transportation Development Corp., Refunding RB 5.00%, 12/01/32	1,600	1,663,976
Series A, AMT, 5.00%, 12/01/25	2,690	2,695,354
Series A, AMT, 5.00%, 12/01/32	1,000	993,886
Niagara Frontier Transportation Authority, Refunding ARB
AMT, 5.00%, 04/01/34	100	99,990
AMT, 5.00%, 04/01/35	90	89,628
AMT, 5.00%, 04/01/36	95	93,680
AMT, 5.00%, 04/01/37	110	107,438
AMT, 5.00%, 04/01/38	55	53,242
AMT, 5.00%, 04/01/39	80	77,088
Port Authority of New York & New Jersey, ARB Series 242, 5.00%, 12/01/39	680	676,521
177th Series, AMT, 4.00%, 01/15/43	285	232,067
Consolidated, 218th Series, AMT, 5.00%, 11/01/44	1,850	1,801,119
Series 221, AMT, 4.00%, 07/15/55	7,275	5,596,761
Port Authority of New York & New Jersey, Refunding ARB 179th Series, 5.00%, 12/01/38	1,390	1,390,765
Series 198, 5.25%, 11/15/56	760	766,384
178th Series, AMT, 5.00%, 12/01/30	3,290	3,289,927
178th Series, AMT, 5.00%, 12/01/43	750	730,969
195th Series, AMT, 5.00%, 04/01/36	1,400	1,407,180
234th Series, AMT, 5.50%, 08/01/52	1,330	1,346,534
Series 178th, AMT, 5.00%, 12/01/33	1,000	999,792
Series 223, AMT, 4.00%, 07/15/39	2,825	2,468,015
Port Authority of New York & New Jersey, Refunding RB Series 226, AMT, 5.00%, 10/15/40	3,165	3,138,047
Series 231st, AMT, 5.50%, 08/01/47	3,190	3,250,941

3

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)

Triborough Bridge & Tunnel Authority, RB Series A, 5.00%, 11/15/47	$3,735	$3,737,746
Sub-Series B-1, 5.00%, 11/15/48	1,530	1,527,830
Triborough Bridge & Tunnel Authority, Refunding RB Series A, 5.00%, 11/15/45	5,435	5,442,856
Series A, 5.25%, 11/15/45	490	490,184
Series A, 5.00%, 11/15/50	885	874,805
Series A-1, 5.00%, 05/15/51	1,460	1,444,374
Series B, 5.00%, 11/15/37	8,225	8,364,306
Series C, 5.25%, 11/15/42	615	642,738
Series C, 5.00%, 05/15/47	3,925	3,925,653
Series C, 4.13%, 05/15/52	7,080	5,877,272
Series C, 5.25%, 05/15/52	4,650	4,726,212
Triborough Bridge & Tunnel Authority, Refunding RB, CAB(c) Series B, 0.00%, 11/15/28	3,215	2,639,103
Series B, 0.00%, 11/15/32	7,670	5,250,191

		164,660,264

Utilities — 22.2%
Long Island Power Authority, RB 5.00%, 09/01/35	1,000	1,040,926
5.00%, 09/01/36	825	832,657
5.00%, 09/01/37	3,175	3,261,326
(BAM-TCRS), 5.00%, 09/01/42	4,645	4,678,767
5.00%, 09/01/47	1,355	1,352,458
Series E, 5.00%, 09/01/48	625	626,151
Series E, 5.00%, 09/01/53	2,335	2,337,354
Long Island Power Authority, Refunding RB, Series B, 5.00%, 09/01/41	750	755,637
New York City Municipal Water Finance Authority, RB 5.25%, 06/15/48	5,860	6,050,602
Series BB-1, 3.00%, 06/15/50	2,270	1,483,735
Series CC-1, 4.00%, 06/15/52	5,400	4,499,047
Series DD, 5.00%, 06/15/47	2,250	2,222,711
Series GG, 5.00%, 06/15/48	1,330	1,337,662
New York City Municipal Water Finance Authority, Refunding RB Series BB-1, 4.00%, 06/15/45	1,585	1,387,855
Series DD, 4.13%, 06/15/47	3,410	2,971,498
Series EE, 5.00%, 06/15/45	2,250	2,281,506
Series GG, 5.00%, 06/15/39	4,220	4,250,995
Series HH, 5.00%, 06/15/39	2,250	2,245,230
New York Power Authority, RB, 5.00%, 11/15/48(b)	5,390	5,402,230
New York Power Authority, Refunding RB
Series A, 4.00%, 11/15/50	7,420	6,220,100
Series A, 4.00%, 11/15/55	7,160	5,816,399
Series A, 4.00%, 11/15/60	470	378,362
New York State Environmental Facilities Corp., RB, 5.00%, 08/15/41	3,630	3,680,243
New York State Environmental Facilities Corp., Refunding RB Subordinate, 5.00%, 06/15/41	1,595	1,616,103
Series A, Subordinate, 4.00%, 06/15/46	1,000	861,477

Security	Par (000)	Value

Utilities (continued)

Rockland County Solid Waste Management Authority, RB, Series A, AMT, 4.00%, 12/15/46	$925	$752,235
Utility Debt Securitization Authority, Refunding RB, Series A, Restructured, 5.00%, 12/15/35	3,000	3,081,864

		71,425,130

Total Municipal Bonds in New York		515,632,957

Puerto Rico — 5.3%

State — 5.3%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB Series A-1, Restructured, 4.75%, 07/01/53	2,549	2,150,228
Series A-1, Restructured, 5.00%, 07/01/58	3,602	3,121,614
Series A-2, Restructured, 4.78%, 07/01/58	390	326,531
Series A-2, Restructured, 4.33%, 07/01/40	10,319	8,910,586
Series B-1, Restructured, 4.75%, 07/01/53	620	524,067
Series B-2, Restructured, 4.78%, 07/01/58	601	502,512
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(c)	6,358	1,571,624

Total Municipal Bonds in Puerto Rico		17,107,162

South Carolina — 1.0%

Corporate — 1.0%
Patriots Energy Group Financing Agency, RB, Series A1, 5.25%, 10/01/54(a)	3,280	3,267,915

Total Municipal Bonds — 167.0% (Cost: $574,075,451)		537,669,755

Municipal Bonds Transferred to Tender Option Bond Trusts(a)(f)

New York — 1.4%

Transportation — 1.4%
Hudson Yards Infrastructure Corp., Refunding RB, Series A, 5.00%, 02/15/42	4,500	4,471,937

Total Municipal Bonds in New York		4,471,937

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 1.4% (Cost: $4,545,676)		4,471,937

Total Long-Term Investments — 168.4% (Cost: $578,621,127)		542,141,692

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN) (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Securities

Money Market Funds — 7.2%
BlackRock Liquidity Funds New York Money Fund Portfolio, 3.83%(g)(h)	23,165,765	$23,165,765

Total Short-Term Securities — 7.2% (Cost: $23,165,765)		23,165,765

Total Investments — 175.6% (Cost: $601,786,892)		565,307,457

Other Assets Less Liabilities — 0.7%		2,264,682

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (0.7)%		(2,268,048)

VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (75.6)%		(243,331,669)

Net Assets Applicable to Common Shares — 100.0%		$321,972,422

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	When-issued security.
(c)	Zero-coupon bond.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(f)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(g)	Affiliate of the Trust.
(h)	Annualized 7-day yield as of period end.

For Trust compliance purposes, the Trust’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended October 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/23	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/23	Shares Held at 10/31/23	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds New York Money Fund Portfolio.	$14,537,162	$8,628,603	(a)	$—	$—	$—	$23,165,765	23,165,765	$215,225	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Short Contracts
10-Year U.S. Treasury Note	85	12/19/23	$9,013	$107,644
U.S. Long Bond	125	12/19/23	13,617	309,631
5-Year U.S. Treasury Note	77	12/29/23	8,042	48,069

				$465,344

5

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$537,669,755	$—	$537,669,755
Municipal Bonds Transferred to Tender Option Bond Trusts	—	4,471,937	—	4,471,937
Short-Term Securities
Money Market Funds	23,165,765	—	—	23,165,765

	$23,165,765	$542,141,692	$—	$565,307,457

Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$465,344	$—	$—	$465,344

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Liabilities
TOB Trust Certificates	$—	$(2,250,000)	$—	$(2,250,000)
VRDP Shares at Liquidation Value	—	(243,600,000)	—	(243,600,000)

	$—	$(245,850,000)	$—	$(245,850,000)

Portfolio Abbreviation

AGC	Assured Guaranty Corp.

AGM	Assured Guaranty Municipal Corp.

AGM-CR	AGM Insured Custodial Receipt

AMBAC	AMBAC Assurance Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

Portfolio Abbreviation (continued)

BAM	Build America Mutual Assurance Co.

BAM-TCRS	Build America Mutual Assurance Co.- Transferable Custodial Receipts

CAB	Capital Appreciation Bonds

FNMA	Federal National Mortgage Association

GO	General Obligation Bonds

M/F	Multi-Family

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)

Portfolio Abbreviation (continued)

RB	Revenue Bond

S/F	Single-Family

SAW	State Aid Withholding

SONYMA	State of New York Mortgage Agency

7